UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	VANGUARD WORLD FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1:	Schedule of Investments

Vanguard U.S. Growth Fund	Shares	Market Value (000)
COMMON STOCKS (95.9%)

Auto & Transportation (2.3%)
Harley-Davidson, Inc.	2,560,506	$148,049

Consumer Discretionary (13.1%)
* eBay Inc.	1,974,700	222,055
* Yahoo! Inc.	3,554,300	133,713
* Bed Bath & Beyond, Inc.	3,025,405	120,798
Lowe's Cos., Inc.	1,682,433	93,089
Avon Products, Inc.	1,725,660	64,781
* Accenture Ltd.	1,704,575	44,217
Wal-Mart Stores, Inc.	843,670	43,921
* Kohl's Corp.	837,830	38,674
Clear Channel Communications, Inc.	1,023,475	34,471
* Electronic Arts Inc.	435,767	21,309
		817,028

Consumer Staples (1.6%)
Walgreen Co.	1,472,060	56,203
PepsiCo, Inc.	853,340	42,590

		98,793

Financial Services (17.9%)
Citigroup, Inc.	3,465,100	155,063
Legg Mason Inc.	2,135,600	145,520
American International Group, Inc.	2,114,200	133,935
MBNA Corp.	4,014,400	106,622
The Goldman Sachs Group, Inc.	979,920	102,656
SLM Corp.	1,647,789	84,317
First Data Corp.	1,751,600	71,973
JPMorgan Chase & Co.	1,783,464	67,148
Merrill Lynch &Co., Inc.	993,008	55,320
State Street Corp.	1,053,440	46,941
Ambac Financial Group, Inc.	564,100	45,878
Paychex, Inc.	1,291,236	42,817
Morgan Stanley	812,875	41,253
Charles Schwab Corp.	1,268,900	13,679

		1,113,122

Health Care (26.2%)
UnitedHealth Group Inc.	2,357,698	195,335
* Zimmer Holdings, Inc.	2,201,970	179,681
Pfizer Inc.	5,648,290	156,853
* WellPoint Health Networks Inc. Class A	1,247,236	156,029
* Amgen, Inc.	2,227,695	133,751
* Forest Laboratories, Inc.	2,931,500	114,241
Alcon, Inc.	1,519,280	113,217
Stryker Corp.	2,330,300	102,510
Teva Pharmaceutical Industries Ltd. Sponsored ADR	3,516,500	95,930
* St. Jude Medical, Inc.	2,501,000	95,388
* Caremark Rx, Inc.	2,324,243	83,115
Medtronic, Inc.	1,515,446	72,817
Health Management Associates Class A	1,599,000	35,322
Eli Lilly & Co.	607,275	32,386
Allergan, Inc.	437,895	32,185
* Genentech, Inc.	381,900	18,427
* Boston Scientific Corp.	439,080	15,284

		1,632,471

Integrated Oils (0.3%)
Suncor Energy, Inc.	577,175	20,068

Other Energy (1.0%)
Schlumberger Ltd.	336,000	22,052
Apache Corp.	387,286	20,937
Baker Hughes, Inc.	387,300	17,169

		60,158

Materials & Processing (1.4%)
Praxair, Inc.	1,006,215	45,179
Ecolab, Inc.	1,220,740	42,701

		87,880

Producer Durables (5.9%)
Danaher Corp.	3,590,891	204,250
Centex Corp.	1,201,900	63,064
Lennar Corp. Class A	1,183,800	53,188
D. R. Horton, Inc.	725,500	25,545
* Applied Materials, Inc.	1,288,500	21,441

		367,488

Technology (25.4%)
* Dell Inc.	6,406,095	259,575
* Juniper Networks, Inc.	7,065,200	194,505
* Marvell Technology Group Ltd.	5,782,780	185,396
* Symantec Corp.	2,821,900	180,065
SAP AG ADR	3,703,255	164,795
* Broadcom Corp.	2,713,100	88,230
* Corning, Inc.	6,619,200	83,270
QUALCOMM Inc.	1,962,900	81,696
Microsoft Corp.	2,243,489	60,148
Linear Technology Corp.	1,368,586	52,225
* EMC Corp.	3,872,820	51,973
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,234,505	49,689
* Cisco Systems, Inc.	2,198,808	41,140
* Intuit, Inc.	923,040	38,620
Intel Corp.	1,507,660	33,696
* Mercury Interactive Corp.	400,100	18,249

		1,583,272

Other (0.8%)
General Electric Co.	1,390,640	49,173

TOTAL COMMON STOCKS
(Cost $5,458,122)		5,977,502

TEMPORARY INVESTMENTS (4.3%)

Exchange-Traded Fund (0.1%)
Vanguard Index Participation Equity Receipts-Growth	153,100	7,657
Money Market Fund (3.8%)
Vanguard Market Liquidity Fund, 2.01%**	238,334,623	238,335

		245,992

	Amount
	(000)

U.S. Government Obligation (0.4%)
(1)U.S. Treasury Bill
1.69%, 12/30/04	$25,000	24,961

TOTAL TEMPORARY INVESTMENTS
(Cost $270,965)		270,953

TOTAL INVESTMENTS (100.2%)
(Cost $5,585,492)		6,248,455

OTHER ASSETS AND LIABILITIES-NET (-0.2%)		(14,961)

NET ASSETS (100%)		$6,233,494

ADR — American Depositary Receipt.
*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
 (1) Security segregated as initial margin for open futures contracts.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2004, the cost of investment securities for tax purposes was $5,729,087,000. Net unrealized apreciation of investment securities for tax purposes was $519,368,000, consisting of unrealized gains of $921,476,000 on securities that had risen in value since their purchase and $402,108,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange traded funds. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 98.0% and 2.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At November 30, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini NASDAQ 100	3,550	$111,683	$7,481
S&P 500	42	12,328	573

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.